Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of the level of the inputs used in the company's fair value calculation for instruments carried at fair value

The table below reflects the level of the inputs used in the Company’s fair value calculations:

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

March 31, 2017
Derivative liabilities - warrants	$-	$-	$176,719	$176,719
Derivative liabilities – debt conversion feature			47,500	47,500
December 31, 2016
Derivative liabilities - warrants	$-	$-	$91,173	$91,173
Derivative liabilities – debt conversion feature	$-	$-	$40,000	$40,000

The table below reflects the level of the inputs used in the Company’s fair value calculations:

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

December 31, 2016
Derivative liabilities - warrants	$-	$-	$91,173	$91,173
Derivative liabilities – debt conversion feature	$-	$-	$40,000	$40,000

December 31, 2015
Derivative liabilities - warrants	$-	$-	$658,286	$658,286

Schedule of the carrying values and the estimated fair values, based on level 3 inputs

The table below reflects the carrying values and the estimated fair values, based on Level 3 inputs, of the Company’s outstanding notes payable, including the related accrued interest, at March 31, 2017:

	Carrying Values	Estimated Fair Values
Senior secured note payable, including accrued interest	$2,027,500	$2,027,500
2014 junior secured notes payable, including accrued interest	1,822,687	1,983,375
2010 junior secured notes payable, including accrued interest	1,451,814	2,858,412

The table below reflects the carrying values and the estimated fair values, based on Level 3 inputs, of the Company’s outstanding notes payable, including the related accrued interest, at December 31, 2016:

	Carrying Value	Estimated Fair Value
Senior secured note payable, including accrued interest	$2,028,111	$2,028,111
2014 junior secured notes payable, including accrued interest	$1,861,851	$2,042,625
2010 junior secured notes payable, including accrued interest	$1,345,028	$2,789,257